UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

Capital Appreciation Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.6%
Aerospace - 2.2%
Precision Castparts Corp.	7,470	$588,485
United Technologies Corp.	44,660	2,682,280

		$3,270,765

Alcoholic Beverages - 1.5%
Diageo PLC	131,670	$2,228,910

Apparel Manufacturers - 3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	33,240	$2,934,996
NIKE, Inc., “B”	38,760	2,593,044

		$5,528,040

Biotechnology - 3.2%
Genentech, Inc. (a)	7,460	$661,553
Genzyme Corp. (a)	50,900	4,117,301

		$4,778,854

Broadcasting - 2.4%
Grupo Televisa S.A., ADR	46,730	$1,021,985
News Corp., “A”	76,690	919,513
Omnicom Group, Inc.	39,820	1,535,459

		$3,476,957

Brokerage & Asset Managers - 2.6%
Charles Schwab Corp.	87,200	$2,267,200
Deutsche Boerse AG	11,010	1,003,749
Franklin Resources, Inc.	6,370	561,388

		$3,832,337

Business Services - 6.8%
Amdocs Ltd. (a)	125,290	$3,430,440
Automatic Data Processing, Inc.	30,700	1,312,425
Fidelity National Information Services, Inc.	53,650	990,379
Visa, Inc., “A”	20,520	1,259,723
Western Union Co.	123,840	3,055,133

		$10,048,100

Cable TV - 0.8%
Comcast Corp., “A”	62,650	$1,229,820

Computer Software - 6.4%
Citrix Systems, Inc. (a)	34,050	$860,103
Microsoft Corp.	136,090	3,632,242
Oracle Corp. (a)	201,730	4,097,136
VeriSign, Inc. (a)	30,870	805,090

		$9,394,571

Computer Software - Systems - 2.9%
Apple, Inc. (a)	10,600	$1,204,796
EMC Corp. (a)	107,520	1,285,939
International Business Machines Corp.	15,200	1,777,792

		$4,268,527

Consumer Goods & Services - 4.0%
Avon Products, Inc.	25,780	$1,071,675
Colgate-Palmolive Co.	24,730	1,863,406
Procter & Gamble Co.	42,080	2,932,555

		$5,867,636

Electrical Equipment - 4.2%
Danaher Corp.	44,460	$3,085,524
General Electric Co.	46,720	1,191,360
W.W. Grainger, Inc.	22,530	1,959,434

		$6,236,318

Electronics - 5.3%
Intel Corp.	81,540	$1,527,244
Intersil Corp., “A”	55,840	925,827
KLA-Tencor Corp.	43,420	1,374,243
National Semiconductor Corp.	35,270	606,997
Samsung Electronics Co. Ltd., GDR	8,158	1,873,133
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,752	1,553,096

		$7,860,540

Energy - Integrated - 4.3%
Chevron Corp.	9,670	$797,582
Exxon Mobil Corp.	21,070	1,636,296
Hess Corp.	23,290	1,911,643
Marathon Oil Corp.	49,440	1,971,173

		$6,316,694

Food & Beverages - 4.8%
General Mills, Inc.	18,910	$1,299,495
Nestle S.A.	57,453	2,484,961
PepsiCo, Inc.	46,770	3,333,298

		$7,117,754

Food & Drug Stores - 2.2%
CVS Caremark Corp.	95,179	$3,203,725

Gaming & Lodging - 1.2%
International Game Technology	43,140	$741,145
Royal Caribbean Cruises Ltd.	50,610	1,050,158

		$1,791,303

General Merchandise - 0.5%
Kohl’s Corp. (a)	15,060	$693,965

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	28,210	$716,252

Insurance - 0.8%
MetLife, Inc.	21,750	$1,218,000

Internet - 2.9%
eBay, Inc. (a)	45,300	$1,013,814
Google, Inc., “A” (a)	8,130	3,256,228

		$4,270,042

Major Banks - 2.8%
Bank of New York Mellon Corp.	43,504	$1,417,360
State Street Corp.	46,200	2,627,856

		$4,045,216

Medical & Health Technology & Services - 1.4%
Cardinal Health, Inc.	18,150	$894,432

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
VCA Antech, Inc. (a)	37,220	$1,096,873

		$1,991,305

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)	57,190	$1,016,838
Medtronic, Inc.	38,250	1,916,325
ResMed, Inc. (a)	28,190	1,212,170
Stryker Corp.	23,010	1,433,523
Zimmer Holdings, Inc. (a)	14,920	963,235

		$6,542,091

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	18,820	$978,452

Network & Telecom - 4.8%
Cisco Systems, Inc. (a)	189,920	$4,284,595
Juniper Networks, Inc. (a)	44,290	933,190
QUALCOMM, Inc.	23,170	995,615
Research in Motion Ltd. (a)	11,320	773,156

		$6,986,556

Oil Services - 4.7%
BJ Services Co.	30,200	$577,726
Halliburton Co.	70,740	2,291,269
Noble Corp.	36,460	1,600,594
Schlumberger Ltd.	13,600	1,062,024
Weatherford International Ltd. (a)	57,780	1,452,589

		$6,984,202

Other Banks & Diversified Financials - 1.0%
American Express Co.	42,200	$1,495,146

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	53,460	$974,576

Pharmaceuticals - 6.5%
Allergan, Inc.	26,020	$1,340,030
Johnson & Johnson	43,620	3,021,994
Merck KGaA	11,840	1,271,083
Roche Holding AG	13,630	2,124,739
Wyeth	50,540	1,866,948

		$9,624,794

Specialty Chemicals - 1.0%
Praxair, Inc.	20,630	$1,479,996

Specialty Stores - 2.5%
Lowe’s Cos., Inc.	43,140	$1,021,987
Nordstrom, Inc.	48,770	1,405,551
Staples, Inc.	56,620	1,273,950

		$3,701,488

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	50,490	$2,340,716
Rogers Communications, Inc., “B”	33,600	1,116,864

		$3,457,580

Trucking - 1.4%
FedEx Corp.	12,010	$949,270
United Parcel Service, Inc., “B”	17,130	1,077,306

		$2,026,576

Total Common Stocks		$143,637,088

REPURCHASE AGREEMENTS - 2.3%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $3,325,139 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,325,000	$3,325,000

Total Investments		$146,962,088

OTHER ASSETS, LESS LIABILITIES - 0.1%		157,252

NET ASSETS - 100.0%		$147,119,340

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$129,715,518	$17,246,570	$—	$146,962,088
Other Financial Instruments	$—	$—	$—	$—

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.